General Information (Details)	Dec. 31, 2023 Employee
IfrsStatementLineItems [Line Items]
Number of employees	9,254
Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	422
Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	9,254
Senior Executives [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	9
Senior Executives [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	14
Managers And Deputy Managers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	91
Managers And Deputy Managers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	486
Other Workers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	322
Other Workers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	8,754